Contingencies (Q3) (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($) Defendant Site	Dec. 31, 2016 USD ($) Defendant Site	Dec. 31, 2015 USD ($)
Environmental Matters [Abstract]
Number of on-site cleanups | Site	4	4
Number of on-site cleanups in operation and maintenance stage | Site	3	3
Number of on-site cleanups in implementation stage | Site	1	1
Undiscounted accrued liabilities | $	$ 7.5	$ 7.6
Asbestos and Silica Related Litigation [Member]
Asbestos and Silica Related Litigation [Abstract]
Litigation reserve | $	102.8	108.5	$ 94.1
Insurance recovery receivable amount | $	$ 97.3	$ 97.3	$ 79.3
Asbestos and Silica Related Litigation [Member] | Minimum [Member]
Asbestos and Silica Related Litigation [Abstract]
Number of defendants | Defendant	25	25